UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5750 Wilshire Blvd., Suite 590

         Los Angeles, CA  90036-3697

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Los Angeles, CA     March 27, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $89,302 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     2029   142620 SH       Sole                   142620        0        0
AMERICAN INTL GROUP INC        COM              026874107     2915    42870 SH       Sole                    42870        0        0
AMGEN INC                      COM              031162100     3424    60278 SH       Sole                    60278        0        0
APPLIED MATLS INC              COM              038222105     2293   139050 SH       Sole                   139050        0        0
BROADCOM CORP                  CL A             111320107     2474    90640 SH       Sole                    90640        0        0
CENDANT CORP                   COM              151313103     3628   167985 SH       Sole                   167985        0        0
CHEESECAKE FACTORY INC         COM              163072101     3314    76352 SH       Sole                    76352        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     2318   144799 SH       Sole                   144799        0        0
CISCO SYS INC                  COM              17275R102     2684   148262 SH       Sole                   148262        0        0
CITIGROUP INC                  COM              172967101     2974    67403 SH       Sole                    67403        0        0
COLGATE PALMOLIVE CO           COM              194162103     2608    57724 SH       Sole                    57724        0        0
FAMOUS DAVES AMER INC          COM              307068106     3594   479220 SH       Sole                   479220        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2310   174355 SH       Sole                   174355        0        0
GENERAL ELEC CO                COM              369604103     3295    98125 SH       Sole                    98125        0        0
GILLETTE CO                    COM              375766102     2817    67500 SH       Sole                    67500        0        0
INDIA FD INC                   COM              454089103     1746    73500 SH       Sole                    73500        0        0
JETBLUE AWYS CORP              COM              477143101     1816    86785 SH       Sole                    86785        0        0
JOHNSON & JOHNSON              COM              478160104     3435    60980 SH       Sole                    60980        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2386    65830 SH       Sole                    65830        0        0
MEDTRONIC INC                  COM              585055106     3481    67080 SH       Sole                    67080        0        0
NETWOLVES CORP                 COM              64120V102       57    75550 SH       Sole                    75550        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     2492   104520 SH       Sole                   104520        0        0
NIKU CORP                      COM NEW          654113703     2513   165322 SH       Sole                   165322        0        0
ORPHAN MED INC                 COM              687303107     2178   205900 SH       Sole                   205900        0        0
PEPSICO INC                    COM              713448108     2490    51185 SH       Sole                    51185        0        0
PFIZER INC                     COM              717081103     2878    94040 SH       Sole                    94040        0        0
SOUTHWEST AIRLS CO             COM              844741108     2367   173800 SH       Sole                   173800        0        0
SYSCO CORP                     COM              871829107     1762    58900 SH       Sole                    58900        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4708   295745 SH       Sole                   295745        0        0
TIME WARNER INC                COM              887317105     1672   103575 SH       Sole                   103575        0        0
TURKISH INVT FD INC            COM              900145103     1349   125250 SH       Sole                   125250        0        0
VISION-SCIENCES INC DEL        COM              927912105     1700   590112 SH       Sole                   590112        0        0
VITAL IMAGES INC               COM              92846N104     3235   264095 SH       Sole                   264095        0        0
XILINX INC                     COM              983919101     1986    73544 SH       Sole                    73544        0        0
ZIMMER HLDGS INC               COM              98956P102     2374    30031 SH       Sole                    30031        0        0